Schedule of finance income (Details) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2026 INR (₨)	Mar. 31, 2025 INR (₨)	Mar. 31, 2024 INR (₨)
Interest income on :
- Bank deposits recognized at amortized cost		₨ 110,705	₨ 154,160	₨ 160,784
- Others		55,766	49,263	6,528
Foreign exchange gain (net)		36,506
Unwinding of other financial assets		3,784	4,401	3,402
Total	$ 2,204	₨ 206,761	₨ 207,824	₨ 170,714